ACCOUNTS RECEIVABLE (Schedule of Ageing analysis of accounts receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-Maturity, Past Due [Line Items]
Accounts receivable	$ 65,311	$ 104,193	$ 103,483
Less: allowance for credit losses	(33,864)	(52,831)	(40,144)	$ (21,810)
Accounts receivable, net	31,447	51,362	63,339
Within 3 months
Debt Securities, Held-to-Maturity, Past Due [Line Items]
Accounts receivable	21,464	34,802	51,224
3 months to 6 months
Debt Securities, Held-to-Maturity, Past Due [Line Items]
Accounts receivable	6,203	15,207	16,237
6 months to 12 months
Debt Securities, Held-to-Maturity, Past Due [Line Items]
Accounts receivable	9,554	19,299	21,061
Over 1 year
Debt Securities, Held-to-Maturity, Past Due [Line Items]
Accounts receivable	$ 28,090	$ 34,885	$ 14,961